STRUCTURE	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
STRUCTURE	STRUCTURE
Listed below are the significant entities included in these unaudited condensed consolidated financial statements:

Name	Jurisdiction of Incorporation	Purpose
Cool Company Ltd.	Bermuda	Holding company
Kool Crystal Corporation	Marshall Islands	Owns and operates Kool Crystal
Kool Glacier Corporation	Marshall Islands	Owns and operates Kool Glacier
Kool Ice Corporation (1)	Marshall Islands	Leases Kool Ice (1)
Kool Kelvin Corporation (1)	Marshall Islands	Leases Kool Kelvin (1)
Golar Hull M2021 Corporation	Marshall Islands	Previously Owned and operated Golar Seal
Kool Blizzard Corporation	Marshall Islands	Owns and operates Kool Blizzard
Kool Husky Corporation	Marshall Islands	Owns and operates Kool Husky
Kool Frost Corporation	Marshall Islands	Owns and operates Kool Frost
The Cool Pool Limited	Marshall Islands	Commercial management company
Cool Company Management d.o.o. (formerly Golar Management d.o.o.)	Croatia	Vessel management company
Cool Company Management AS (formerly Golar Management Norway AS)	Norway	Vessel management company
Cool Company Management Ltd	United Kingdom	Management company
Cool Company Management Malaysia Sdn Bhd	Malaysia	Management company
Pernli Marine Limited	Liberia	Owns and operates Kool Baltic
Persect Marine Limited	Liberia	Owns and operates Kool Boreas
Felox Marine Limited	Liberia	Owns and operates Kool Firn
Respent Marine Limited	Liberia	Owns and operates Kool Orca
Kool Panther Corporation	Liberia	Acquirer of the Kool Panther
Kool Tiger Corporation	Liberia	Acquirer of the Kool Tiger

(1) The above table excludes the lessor VIEs that we have leased vessels from under finance leases. The lessor VIEs are wholly-owned, special purpose vehicles (“SPVs”) of financial institutions. While we do not hold any equity investments in these SPVs, we have concluded that we are the primary beneficiary of these lessor VIEs and accordingly have included these entities in our condensed consolidated financial statements. See Note 5 for further details.